MATTHEWS INTERNATIONAL FUNDS
dba MATTHEWS ASIA FUNDS
Supplement dated February 13, 2026
to the Prospectus for the Matthews Pacific Tiger Active ETF, Matthews Asia Innovators Active ETF, Matthews China Active ETF, Matthews Korea Active ETF, and Matthews Emerging Markets Sustainable Future Active ETF, (together, the “Funds”) dated April 30, 2025, as supplemented (the “Prospectus”)
Portfolio Manager Changes
For all existing and prospective shareholders of the Matthews Pacific Tiger Active ETF, Matthews Asia Innovators Active ETF, Matthews China Active ETF, and Matthews Korea Active ETF:
Effective immediately, Winnie Chwang, Michael J. Oh, CFA, and Inbok Song will cease to be Portfolio Managers of the Funds. Therefore, effective immediately, all references to Winnie Chwang, Michael J. Oh, CFA, and Inbok Song in the Prospectus are removed in their entirety.
Matthews Pacific Tiger Active ETF (ASIA)
Andrew Mattock, CFA, will continue to act as Portfolio Manager of the Matthews Pacific Tiger Active ETF. Effective immediately, Mark Headley will act as Portfolio Manager of the Fund. In addition, effective March 9, 2026, Andrew Mattock, CFA, will cease to be Portfolio Manager of the Fund and Kathy Xu will act as Portfolio Manager of the Fund.
Matthews Asia Innovators Active ETF (MINV)
Tiffany Hsiao, CFA, will continue to act as Portfolio Manager of the Matthews Asia Innovators Active ETF.
Matthews China Active ETF (MCH)
Andrew Mattock, CFA, will continue to act as Portfolio Manager of the Matthews China Active ETF.
Matthews Korea Active ETF (MKOR)
Sojung Park will continue to act as Portfolio Manager of the Matthews Korea Active ETF.
For all existing and prospective shareholders of the Matthews Emerging Markets Sustainable Future Active ETF:
Matthews Emerging Markets Sustainable Future Active ETF (EMSF)
Vivek Tanneeru will continue to act as Portfolio Manager of the Matthews Emerging Markets Sustainable Future Active ETF. In addition, effective immediately, Sean Taylor and Kathlyn Collins will act as Portfolio Managers of the Fund.
Effective immediately, the following disclosures relating to Mark Headley and Kathlyn Collins are added to the table under “Management of the Funds – Portfolio Managers” beginning on page 101:
Mark Headley
Mark W. Headley is Executive Chairman and Portfolio Manager at Matthews and rejoined the firm in April 2025.
He first joined Matthews in April 1995 as Managing Director and senior analyst on the investment team. In 1999,
Mark became President of Matthews and between 2002 and 2009, held both CEO and Co-CEO roles and between
2007 and 2009, he was also CIO. Throughout his time at the firm, Mark was a Portfolio Manager, which included the Matthews Pacific Tiger Fund, Matthews Korea Fund, Matthews China Fund, Matthews Japan Fund and the
Matthews Asia Innovators Fund. Prior to joining Matthews, Mark held several key positions from 1989-1992 including with Newport Pacific Management and Newport Distributors, Inc. where he was an original member of the team that launched the first SEC-registered open-end Asia (ex-Japan) fund, the Newport Tiger Fund. Mark has appeared frequently in broadcast media, been widely quoted in major financial publications and participated in panel discussions at conferences of major financial institutions. He holds a B.A. in Economics and Politics from the University of California, Santa Cruz. Mark has been a Portfolio Manager of the Matthews Pacific Tiger Fund and Matthews Pacific Tiger Active ETF since 2026
Portfolio Manager Matthews Pacific Tiger Fund Matthews Pacific Tiger Active ETF

Kathlyn Collins
Kathlyn Collins is a VP, Head of Responsible Investing and Stewardship, and Portfolio Manager at Matthews.
Prior to joining the firm in 2018, Kathlyn worked as an ESG & Global Strategy Analyst with Cartica
Management LLC where she developed ESG integration and analyzed investments for portfolios, conducted company research and engagement, and wrote reports relating to Emerging Markets. She earned an M.A. in
International Relations and International Economics from John Hopkins University School of Advanced
International Studies and an M.A. in Italian Studies from Middlebury College in Florence, Italy. Kathlyn has a
B.A. in Broadcast Journalism, Italian Language, Literature & Culture from Syracuse University. She has been part of the faculty for the International Corporate Governance Network’s (ICGN) ESG integration course and is a
Sustainability Accounting Standards Board (SASB) Fundamentals of Sustainability Accounting (FSA) credential holder. She is a Chartered Alternative Investment Analyst (CAIA) and speaks Italian and Spanish. Kathlyn has been a Portfolio Manager of the Matthews Emerging Markets Sustainable Future Fund and Matthews Emerging
Markets Sustainable Future Active ETF since 2026.
Portfolio Manager Matthews Emerging Markets Sustainable Future Fund Matthews Emerging Markets Sustainable Future Active ETF
In addition, effective immediately, the disclosures relating to Sean Taylor and Tiffany Hsiao, CFA, in the table under “Management of the Funds – Portfolio Managers” beginning on page 101 are removed in their entirety and replaced as follows:
Sean Taylor
Sean Taylor is Chief Investment Officer and Portfolio Manager at Matthews. As Chief Investment Officer, Sean
oversees the firm’s investment process and investment professionals and sets the research agenda for the investment team. Prior to joining the firm in October 2023, he was Chief Investment Officer APAC, Global Head
of Emerging Markets Equity at DWS Group based in Hong Kong since he joined the company in 2013. From
2004 to 2011, he was an Investment Director at GAM, based in London and Dubai. From 1997 to 2004, he was at
Societe Generale as Head of International and Emerging Markets. Sean has 30 years of experience, including more than a decade as CIO. He oversaw a number of emerging markets active strategies, including Latin America,
India, China, Brazil, Russia as well as international and global strategies. He received his MBA from Manchester
Business School and is a graduate of the Royal Military Academy, Sandhurst. Sean has been a Portfolio Manager of the Matthews Emerging Markets Equity Fund, Matthews Emerging Markets Equity Active ETF, and Matthews
Emerging Markets ex China Active ETF since 2023, of the Matthews Asia Dividend Fund, Matthews Asia
Dividend Active ETF since 2025, and of the Matthews Emerging Markets Sustainable Future Fund and Matthews
Emerging Markets Sustainable Future Active ETF since 2026.

Portfolio Manager
Matthews Emerging Markets
Equity Fund
Matthews Emerging Markets
Equity Active ETF
Matthews Emerging Markets ex
China Active ETF
Matthews Asia Dividend Fund
Matthews Asia Dividend Active
ETF
Matthews Emerging Markets
Sustainable Future Fund
Matthews Emerging Markets
Sustainable Future Active ETF

Tiffany Hsiao, CFA
Tiffany Hsiao is a Portfolio Manager at Matthews. She originally joined Matthews in April 2014 and departed in
August 2020 to launch a China-focused private fund at Artisan Partners. Prior to her departure, Tiffany managed the firm’s China Small Companies, former Asia Small Companies (now Emerging Markets Small Companies)
and Asia Innovators strategies. Previously, she was a Vice President at Goldman Sachs Investment Partners in
Hong Kong and Tokyo from 2007 to 2013, responsible for Asia Pacific investments with an emphasis on equities in China. Previous to this, she spent six years at Franklin Templeton Investments, where she managed the firm’s global communications fund. Tiffany earned her Master of Science and Information Technology from Carnegie
Mellon University and received a B.A. in Economics from the University of California, Berkeley. She is fluent in
Mandarin and Taiwanese, and conversational in Cantonese. Tiffany has been a Portfolio Manager of the Matthews
Asia Innovators Fund, Matthews Asia Innovators Active ETF, Matthews China Small Companies Fund, and
Matthews China Discovery Active ETF since 2025, and of the Matthews Asia Growth Fund since 2026.
Portfolio Manager Matthews Asia Innovators Fund Matthews Asia Innovators Active ETF Matthews Asia Growth Fund Matthews China Small Companies Fund Matthews China Discovery Active ETF
Effective March 9, 2026, the following disclosures relating to Kathy Xu is added to the table under “Management of the Funds – Portfolio Managers” beginning on page 101:

Kathy Xu
Kathy Xu is a Portfolio Manager at Matthews and joined the firm in 2026. From September 2023 to December
2025, she was Director and Head of North Asia Equities at APG Asset Management, where she oversaw a
$3 billion North Asia all-cap equity strategy. Prior to this role, she served as Senior Portfolio Manager leading
APG’s China A-Share Equity Fund from February 2018 to August 2023. Earlier in her career, Kathy was a graduate trainee at Aberdeen Asset Management and joined the firm’s Asian Equities team in 2007, and advanced to the role of Investment Manager in 2012 and went on to co-manage Aberdeen’s Chinese Equity Strategy and
China A-Share Strategy from 2012 to 2017. Kathy obtained her Bachelor of Economics from Fudan University in
2006 and Master of Economics from The University of Hong Kong in 2007 sponsored by Swire scholarship. She is fluent in Cantonese, Mandarin and Shanghainese. Kathy has been a Portfolio Manager of the Matthews Pacific
Tiger Fund and Matthews Pacific Tiger Active ETF since 2026.
Portfolio Manager Matthews Pacific Tiger Fund Matthews Pacific Tiger Active ETF
In addition, effective March 9, 2026, the disclosure relating to Andrew Mattock, CFA, in the table under “Management of the Funds – Portfolio Managers” beginning on page 101 is removed in its entirety and replaced as follows:
Andrew Mattock, CFA
Andrew Mattock is a Portfolio Manager at Matthews. Prior to joining the firm in 2015, he was a Fund Manager at
Henderson Global Investors for 15 years, first in London and then in Singapore, managing Asia Pacific equities.
Andrew holds a Bachelor of Business majoring in Accounting from ACU. He began his career at
PricewaterhouseCoopers and qualified as a Chartered Accountant. Andrew has been a Portfolio Manager of the
Matthews China Fund since 2015, and of the Matthews China Active ETF since 2022.
Portfolio Manager Matthews China Fund Matthews China Active ETF
Please retain this Supplement for future reference.
ST105

MATTHEWS INTERNATIONAL FUNDS
dba MATTHEWS ASIA FUNDS
Supplement dated February 13, 2026
to the Statement of Additional Information (the “SAI”)
dated April 30, 2025, as supplemented
To all prospective and existing shareholders of the Matthews Pacific Tiger Active ETF, Matthews Asia Innovators Active ETF, Matthews China Active ETF, and Matthews Korea Active ETF (together, the “Funds”):
Effective immediately, Winnie Chwang, Michael J. Oh, CFA, and Inbok Song will cease to be Portfolio Managers of the Funds. Therefore, effective immediately, all references to Winnie Chwang, Michael J. Oh, CFA, and Inbok Song in the SAI are removed in their entirety.
Matthews Pacific Tiger Active ETF (ASIA)
Andrew Mattock will continue to act as Portfolio Manager of the Matthews Pacific Tiger Active ETF. Effective immediately, Mark Headley will act as Portfolio Manager of the Fund. In addition, effective March 9, 2026, Andrew Mattock, CFA, will cease to be Portfolio Manager of the Fund and Kathy Xu will act as Portfolio Manager of the Fund.
Matthews Asia Innovators Active ETF (MINV)
Tiffany Hsiao, CFA, will continue to act as Portfolio Manager of the Matthews Asia Innovators Active ETF.
Matthews China Active ETF (MCH)
Andrew Mattock, CFA, will continue to act as Portfolio Manager of the Matthews China Active ETF.
Matthews Korea Active ETF (MKOR)
Sojung Park will continue to act as Portfolio Manager of the Matthews Korea Active ETF.
For all prospective and existing shareholders of the Matthews Emerging Markets Sustainable Future Active ETF:
Matthews Emerging Markets Sustainable Future Active ETF (EMSF)
Vivek Tanneeru will continue to act as Portfolio Manager of the Matthews Emerging Markets Sustainable Future Active ETF. In addition, effective immediately, Sean Taylor and Kathlyn Collins will act as Portfolio Managers of the Fund.
Effective immediately, the disclosures below relating to Mark Headley and Kathlyn Collins are added to the table under the heading “Management of the Funds – Portfolio Managers” beginning on page 39 of the SAI.
Name of Portfolio Manager	Account Category	Number of Accounts	Total Assets in Accounts	Number of Accounts Where Advisory Fee is Based on Account Performance	Total Assets in Accounts Where Advisory Fee is Based on Account Performance
Mark Headley *
Portfolio Manager of the Matthews Pacific Tiger Fund and Matthews Pacific Tiger Active ETF	Registered Investment Companies	0	0	0	0
	Other Pooled Investment Vehicles	0	0	0	0
	Other Accounts	0	0	0	0
Kathlyn Collins*
Portfolio Manager of the Matthews Emerging Markets Sustainable Future Fund and Matthews Emerging Markets Sustainable Future Active ETF	Registered Investment Companies	0	0	0	0
	Other Pooled Investment Vehicles	0	0	0	0
	Other Accounts	0	0	0	0
*
Information provided as of January 30, 2026.
In addition, effective immediately, the disclosures relating to Tiffany Hsiao, CFA, and Sean Taylor in the table under the heading “Management of the Funds – Portfolio Managers” beginning on page 39 of the SAI are removed in their entirety and replaced as follows:

Name of Portfolio Manager	Account Category	Number of Accounts	Total Assets in Accounts	Number of Accounts Where Advisory Fee is Based on Account Performance	Total Assets in Accounts Where Advisory Fee is Based on Account Performance
Tiffany Hsiao, CFA *
Portfolio Manager of the Matthews Asia Innovators Fund, Matthews Asia Innovators Active ETF, Matthews Asia Growth Fund, Matthews China Small Companies Fund, and Matthews China Discovery Active ETF	Registered Investment Companies	0	0	0	0
	Other Pooled Investment Vehicles	1	$108,329,126	0	0
	Other Accounts	0	0	0	0
Sean Taylor *
Portfolio Manager of the Matthews Emerging Markets Equity Fund, Matthews Emerging Markets Equity Active ETF, Matthews Emerging Markets ex China Active ETF, Matthews Asia Dividend Fund, Matthews Asia Dividend Active ETF, Matthews Emerging Markets Sustainable Future Fund, Matthews Emerging Markets Sustainable Future Active ETF	Registered Investment Companies	0	0	0	0
	Other Pooled Investment Vehicles	4	$263,978,115	0	0
	Other Accounts	0	0	0	0
* Information provided as of January 31, 2026.
Effective March 9, 2026, the disclosure relating to Kathy Xu is added to the table under the heading “Management of the Funds – Portfolio Managers” beginning on page 39 of the SAI.
Name of Portfolio Manager	Account Category	Number of Accounts	Total Assets in Accounts	Number of Accounts Where Advisory Fee is Based on Account Performance	Total Assets in Accounts Where Advisory Fee is Based on Account Performance
Kathy Xu*
Portfolio Manager of the Matthews Pacific Tiger Fund and Matthews Pacific Tiger Active ETF	Registered Investment Companies	0	0	0	0
	Other Pooled Investment Vehicles	0	0	0	0
	Other Accounts	0	0	0	0
* Information provided as of January 31, 2026.
In addition, effective March 9, 2026, the disclosure relating to Andrew Mattock, CFA, in the table under the heading “Management of the Funds – Portfolio Managers” beginning on page 39 of the SAI is removed in its entirety and replaced as follows:
Name of Portfolio Manager	Account Category	Number of Accounts	Total Assets in Accounts	Number of Accounts Where Advisory Fee is Based on Account Performance	Total Assets in Accounts Where Advisory Fee is Based on Account Performance
Andrew Mattock, CFA
Portfolio Manager of the Matthews China Fund and Matthews China Active ETF	Registered Investment Companies	0	0	0	0
	Other Pooled Investment Vehicles	8	$880,303,350	0	0
	Other Accounts	0	0	0	0
Effective immediately, the disclosures relating to Mark Headley and Kathlyn Collins are added to the table under the heading “Management of the Funds – Portfolio Managers” beginning on page 41 of the SAI:

Name of Portfolio Manager	Dollar Range of Equity Securities in Each Fund
Mark Headley **	Matthews Emerging Markets Equity Fund*	Over $100,000
	Matthews Emerging Markets Small Companies Fund*	Over $100,000
	Matthews Emerging Markets Sustainable Future Fund*	Over $100,000
	Matthews Asia Dividend Fund*	Over $100,000
	Matthews Pacific Tiger Fund	Over $100,000
	Matthews Asia Innovators Fund*	Over $100,000
	Matthews Asia Growth Fund*	Over $100,000
	Matthews China Fund*	Over $100,000
	Matthews China Small Companies Fund*	Over $100,000
	Matthews India Fund*	Over $100,000
	Matthews Japan Fund*	Over $100,000
	Matthews Korea Active ETF*	Over $100,000
Kathlyn Collins**	None
*
The Portfolio Manager does not have responsibility for the day-to-day management of this Fund’s portfolio.
**
Information provided as of January 30, 2026.
In addition, effective immediately, the disclosures relating to Tiffany Hsiao, CFA, and Sean Taylor in the table under the heading “Management of the Funds – Portfolio Managers” beginning on page 41 of the SAI are hereby removed and replaced as follows:
Name of Portfolio Manager	Dollar Range of Equity Securities in Each Fund	Name of Portfolio Manager
Tiffany Hsiao, CFA **	None
Sean Taylor * *	None
* *Information provided as of January 31, 2026.
Effective March 9, 2026, the disclosure relating to Kathy Xu is added to the table under the heading “Management of the Funds – Portfolio Managers” beginning on page 41 of the SAI:
Name of Portfolio Manager	Dollar Range of Equity Securities in Each Fund	Name of Portfolio Manager
Kathy Xu **	None
** Information provided as of January 31, 2026.
Please retain this Supplement for future reference.
ST107